UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.   20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [    ] ; Amendment Number : ______________
	This Amendment  (Check only one.) :  	[   ]  is a restatement.
						[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report :

Name:			CRA Real Estate Securities, LP
Address:		259 N. Radnor-Chester Road Suite 205
			Radnor, PA  19087

Form 13F 	File Number: 		28-6044

The institutional investment manager filing this report and the person by whom it is signing hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		T. Ritson Ferguson
Title:		President
Phone:		610-995-8902

Signature, Place, and Date of Signing:

    T. Ritson Ferguson		Radnor, PA  			8/14/00






Report Type (Check only one.):

[ X ] 	13F HOLDINGS REPORT.

[     ]	13F NOTICE.

[     ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 		1

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total: 	$ 2,360,060

(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.		Form 13F File Number			Name


1		28-2437				Strategic Investment Management




                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    63346  2776805 SH
SOLE                  2300121
476684
                                                              1911    83790 SH
DEFINED 01              83790
Apartment Investment and Manag COM              03748R101    71264  1647624 SH
SOLE                  1378324
269300
                                                              2232    51600 SH
DEFINED 01              51600
Archstone Communities Trust    COM              039581103     8050   382170 SH
SOLE                   382170
                                                               781    37100 SH
DEFINED 01              37100
Arden Realty Inc               COM              039793104    50960  2168510 SH
SOLE                  1817110
351400
                                                              1506    64100 SH
DEFINED 01              64100
AvalonBay Communities Inc      COM              053484101    80200  1920964 SH
SOLE                  1623217
297747
                                                              2211    52963 SH
DEFINED 01              52963
BRE Properties Inc             COM              05564E106    49323  1708185 SH
SOLE                  1420985
287200
                                                              1351    46800 SH
DEFINED 01              46800
Bradley Real Estate Inc        COM              104580105    36421  1708891 SH
SOLE                  1565491
143400
                                                              1338    62800 SH
DEFINED 01              62800
Brandywine Realty Trust SBI    COM              105368203    22379  1170140 SH
SOLE                   917546
252594
                                                               482    25200 SH
DEFINED 01              25200
CBL and Associates Properties  COM              124830100     1262    50600 SH
SOLE                    50600
Camden Property Trust          COM              133131102    57301  1950676 SH
SOLE                  1650876
299800
                                                              1660    56500 SH
DEFINED 01              56500
CarrAmerica Realty Corp        COM              144418100    64777  2444390 SH
SOLE                  2037490
406900
                                                              1741    65700 SH
DEFINED 01              65700
Developers Diversified Realty  COM              251591103    25369  1698350 SH
SOLE                  1558550
139800
                                                               799    53500 SH
DEFINED 01              53500
Duke-Weeks Realty Corp         COM              264411505    78791  3521386 SH
SOLE                  2976686
544700
                                                              2159    96500 SH
DEFINED 01              96500
Equity Office Properties Trust COM              294741103   509850 18497777 SH
SOLE                 18045011
452766
                                                              2394    86858 SH
DEFINED 01              86858
Equity Residential Properties  COM              29476L107    88075  1914689 SH
SOLE                  1621339
293350
                                                              2157    46900 SH
DEFINED 01              46900
Gables Residential Trust       COM              362418105     6834   265400 SH
SOLE                   232400
33000
General Growth Properties Inc  COM              370021107    37048  1166830 SH
SOLE                   938130
228700
                                                               924    29100 SH
DEFINED 01              29100
Highwoods Properties Inc       COM              431284108    63726  2655113 SH
SOLE                  2288413
366700
                                                              2004    83500 SH
DEFINED 01              83500
Host Marriott Corp             COM              44107P104    27297  2911690 SH
SOLE                  2074390
837300
                                                               624    66600 SH
DEFINED 01              66600
Keystone Property Trust        COM              493596100     8865   644696 SH
SOLE                   584545
60151
                                                               282    20500 SH
DEFINED 01              20500
Kilroy Realty Corp             COM              49427F108    52549  2025992 SH
SOLE                  1720092
305900
                                                              1590    61300 SH
DEFINED 01              61300
Kimco Realty Corp.             COM              49446R109    61989  1511920 SH
SOLE                  1253320
258600
                                                              1316    32100 SH
DEFINED 01              32100
Liberty Property Trust         COM              531172104    72272  2803945 SH
SOLE                  2370745
433200
                                                              2176    83900 SH
DEFINED 01              83900
Macerich Co                    COM              554382101     1083    49100 SH
SOLE                    49100
Mack-Cali Realty Corp          COM              554489104     3329   129600 SH
SOLE                   111300
18300
Mission West Properties        COM              605203108      991    94400 SH
SOLE                    94400
Pan Pacific Retail Properties  COM              69806L104     1044    51900 SH
SOLE                    51900
Phillips International Realty  COM              718333107      678    39000 SH
SOLE                    39000
Post Properties Inc            COM              737464107    63828  1450637 SH
SOLE                  1207637
243000
                                                              1606    36500 SH
DEFINED 01              36500
Prentiss Properties Trust      COM              740706106    78482  3270029 SH
SOLE                  2768629
501400
                                                              2194    91400 SH
DEFINED 01              91400
Prologis Trust                 COM              743410102    26580  1247135 SH
SOLE                  1118335
128800
                                                               691    32400 SH
DEFINED 01              32400
Regency Realty Corp            COM              758939102    46080  1940215 SH
SOLE                  1614315
325900
                                                              1159    48800 SH
DEFINED 01              48800
Rouse Co.                      COM              779273101    26149  1056540 SH
SOLE                   966940
89600
                                                               827    33400 SH
DEFINED 01              33400
Simon Property Group Inc       COM              828806109   266556 12013827 SH
SOLE                 11798423
215404
                                                              1211    54592 SH
DEFINED 01              54592
Simon Property Group Inc Prefe COM              828806406    71729  1066595 SH
SOLE                  1066595
Simon Property Group Preferred COM                            1865     2212 SH
SOLE                     2212
Spieker Properties Inc         COM              848497103    60668  1318886 SH
SOLE                  1121786
197100
                                                              1932    42000 SH
DEFINED 01              42000
Starwood Hotels and Resorts Wo COM              85590A203    58237  1788457 SH
SOLE                  1653123
135334
                                                              1711    52559 SH
DEFINED 01              52559
Taubman Centers Inc.           COM              876664103    28784  2616704 SH
SOLE                  2616704
Trizec Hahn Corp               COM              896938107     4292   240100 SH
SOLE                   240100
Urban Shopping Centers Inc     COM              917060105    36169  1073635 SH
SOLE                   880435
193200
                                                              1014    30100 SH
DEFINED 01              30100
Weingarten Realty Investors    COM              948741103     1130    28000 SH
SOLE                    28000